Note 10 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Charges Net Disclosure [Abstract]
Schedule of Deferred Charges, Net Disclosure [Table Text Block]
Financing Costs
Net Book Value at December 31, 2013	$489
Additions	498
Amortization	(158)
Net Book Value at December 31, 2014	$829
Additions	1,974
Amortization	(1,387)
Net Book Value at December 31, 2015	$1,416

December 31, 2014	$829
Current	$829
December 31, 2015	$1,416
Current	$1,358
Non current	$58